Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	4.46735%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$941,092.61

Principal:
Principal Collections	$11,144,884.21
Prepayments in Full	$3,927,798.54
Liquidation Proceeds	$148,602.08
Recoveries	$8,942.24
Sub Total	$15,230,227.07
Collections	$16,171,319.68

Purchase Amounts:
Purchase Amounts Related to Principal	$203,896.52
Purchase Amounts Related to Interest	$1,042.65
Sub Total	$204,939.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,376,258.85

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	39
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,376,258.85
Servicing Fee	$207,961.46	$207,961.46	$0.00	$0.00	$16,168,297.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,168,297.39
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,168,297.39
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,168,297.39
Interest - Class A-3 Notes	$274,772.07	$274,772.07	$0.00	$0.00	$15,893,525.32
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$15,562,275.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,562,275.32
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$15,365,533.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,365,533.32
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$15,223,951.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,223,951.65
Regular Principal Payment	$14,012,862.97	$14,012,862.97	$0.00	$0.00	$1,211,088.68
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,211,088.68
Residual Released to Depositor	$0.00	$1,211,088.68	$0.00	$0.00	$0.00
Total		$16,376,258.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,012,862.97
Total					$14,012,862.97

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,012,862.97	$30.44	$274,772.07	$0.60	$14,287,635.04	$31.04
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$14,012,862.97	$10.65	$944,345.74	$0.72	$14,957,208.71	$11.37

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$62,566,695.78	0.1359141	$48,553,832.81	0.1054739
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$203,346,695.78	0.1545446	$189,333,832.81	0.1438947

Pool Information
Weighted Average APR	4.548%	4.590%
Weighted Average Remaining Term	26.57	25.88
Number of Receivables Outstanding	16,239	15,738
Pool Balance	$249,553,746.31	$233,946,545.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$229,662,480.33	$215,649,617.36
Pool Factor	0.1696167	0.1590088

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$18,296,928.12
Targeted Overcollateralization Amount	$44,612,712.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$44,612,712.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		53	$182,019.48
(Recoveries)		69	$8,942.24
Net Loss for Current Collection Period			$173,077.24
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8323%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1648%
Second Prior Collection Period			0.4446%
Prior Collection Period			0.6906%
Current Collection Period			0.8591%
Four Month Average (Current and Prior Three Collection Periods)			0.5398%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,567	$13,345,540.57
(Cumulative Recoveries)			$2,753,900.20
Cumulative Net Loss for All Collection Periods			$10,591,640.37
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7199%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,198.89
Average Net Loss for Receivables that have experienced a Realized Loss			$4,126.08

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.21%	213	$5,175,423.74
61-90 Days Delinquent	0.39%	34	$912,106.26
91-120 Days Delinquent	0.15%	12	$358,117.45
Over 120 Days Delinquent	0.39%	37	$902,307.00
Total Delinquent Receivables	3.14%	296	$7,347,954.45

Repossession Inventory:
Repossessed in the Current Collection Period		17	$502,981.00
Total Repossessed Inventory		22	$691,187.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4551%
Prior Collection Period			0.5296%
Current Collection Period			0.5274%
Three Month Average			0.5040%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.9286%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	39

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	65	$1,557,091.44
2 Months Extended	93	$2,321,827.14
3+ Months Extended	23	$695,449.77

Total Receivables Extended	181	$4,574,368.35
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer